Legal Proceedings	12 Months Ended
Dec. 31, 2014
Legal Proceedings [Abstract]
Legal Proceedings

NOTE 3 – Legal Proceedings

In proceedings commenced in 1972, the Minnesota Supreme Court determined that while by the terms of the Trust, the Trustees are given discretionary powers to convert Trust assets to cash and to distribute the proceeds to certificate holders, they are limited in their exercise of those powers by the legal duty imposed by well-established law of trusts to serve the interests of both the term beneficiaries and the reversionary beneficiary with impartiality.  Thus, the Trustees have no duty to exercise the powers of sale and distribution unless required to do so to serve both term and reversionary interests; and, if the need arises, the Trustees may petition the Ramsey County District Court, Saint Paul, Minnesota, for further instructions defining what is required in a particular case to balance the interests of certificate holders and reversioner.  Also, the Minnesota Supreme Court, in effect, held that the Trust is a conventional trust, rather than a business trust, and must operate within the framework of well-established trust law.

Section 646 of the Tax Reform Act of 1986, as amended, provided a special elective provision under which the Trust was allowed to convert from taxation as a corporation to that of a grantor trust.  Pursuant to an Order of the Ramsey County District Court, the Trustees filed the Section 646 election with the Internal Revenue Service on December 30, 1988.  As of January 1, 1989, the Trust was no longer subject to federal and Minnesota corporate income taxes.  For years 1989 and thereafter, certificate holders are taxed on their allocable share of the Trust’s taxable income whether or not the income is distributed.  For certificate holder tax purposes, the Trust’s taxable income is determined on an annual basis, one-fourth then being allocated to each quarterly record date.

NOTE 3 – Legal Proceedings (continued)

By a letter dated April 1, 2014, certificate holders of record as of December 31, 2013, and the reversioner were notified of a hearing on April 30, 2014, in Ramsey County District Court, Saint Paul, Minnesota, for the purpose of settling and allowing the Trust accounts for the year 2013.  By Court Order signed and dated April 30, 2014, the 2013 accounts were settled and allowed in all respects.  By previous Orders, the Court settled and allowed the accounts of the Trustees for preceding years of the Trust.

By a letter dated September 12, 2014, certificate holders of record as of September 8, 2014, and the reversioner were notified of a hearing on October 7, 2014, in Ramsey County District Court, Saint Paul, Minnesota, for the purpose of requesting from the Court instruction and guidance regarding the Trustees’ duties, powers and authority relative to operations of the Trust and the wind-down process subsequent to April 6, 2015, for approval of the Trustees’ Wind-Up Plan, and for instruction and guidance pertaining to the allocation of expenses of the Trust between the certificate holders and reversioner.  The hearing was not completed on October 7, 2014 and the Court ordered a continuation of the hearing on November 24, 2014.

Pursuant to the Court’s Findings of Fact, Conclusions of Law and Order for Judgment filed on January 26, 2015 (“Court Order”), the Trustees' Petition for Instructions was approved by the Court and, consistent with the Trust Agreement, the Trustees are to immediately proceed with winding up the affairs of the Trust upon its termination on April 6, 2015, and to undertake the tasks and actions outlined in the Trustees’ Wind-Up Plan.  The Court further ordered that the Trustees will retain possession and control of the Trust's cash and non-cash assets (and books and records related thereto), that they are authorized to enter into temporary employment agreements with the current Trust employees to assist the Trustees during the wind-down process, that the Trustees' compensation shall continue during the wind-down period until discharged by the Court, and that the Trust’s termination and wind-up expenses and costs (including attorneys’ fees) incurred after December 2013 shall be allocated between the certificate holders and the reversioner depending on the nature of the expense and as set forth in the Court Order.  Expenses incurred after December 2013 and before the Trust’s termination date that are allocated to the reversioner will be charged to the Principal Charges account as of April 6, 2015.  Finally, the Court required an interim status report on November 15, 2015, an annual audit for the year 2015 and, as soon as practicable after the Court's approval of the 2015 annual report, the Trustees shall have final audited financial statements prepared for filing with the Court for the approval of the Trustees' final accounting and discharge.  Final distributions and conveyances to the Trust’s beneficiaries shall be made upon the order of the Court.  The Court Order is subject to any timely-filed appeal.

Copies of the Trust’s mailings and the Court Order regarding the hearings may be viewed on the Trust’s Web site at www.gniop.com, or may be requested by contacting the St. Paul office of the Trustees.